Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net consists
	As of December 31,
	2021	2022
	RMB	RMB	US$
Buildings	16,029	16,029	2,324
Leasehold improvements	1,448	—	—
Furniture, fixtures and equipment	12,977	13,293	1,927
Motor vehicles	512	529	77
Total	30,966	29,851	4,328
Less:
Accumulated depreciation	(12,715)	(14,600)	(2,117)
	18,251	15,251	2,211
Construction in progress	2,013	1,931	280
Property and equipment, net	20,264	17,182	2,491